CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	CNY (¥) shares	USD ($) shares
Balance as of beginning of year at Dec. 31, 2020	¥ 184				¥ 1,050,304		¥ 517		¥ (21,861)		¥ (386,491)		¥ 642,653
Balance as of beginning of year (in shares) at Dec. 31, 2020 | shares	266,622,382	266,622,382
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)											(37,051)		(37,051)
Share-based compensation (Note 14)					15,175								15,175
Appropriation to statutory reserves (Note 17)							89				(89)
Foreign currency translation adjustment									(12,816)				(12,816)
Repurchase of ordinary shares (Note 13)			¥ (164)										(164)
Repurchase of ordinary shares (Note 13) (in shares) | shares			(45,000)	(45,000)
Exercise of share-based awards (Note 14)	¥ 1				476								477
Exercise of share-based awards (Note 14) (in shares) | shares	1,275,285	1,275,285
Assets transferred under common control, net of tax (Note 16)					97								97
Balance as of ending of year at Dec. 31, 2021	¥ 185				1,066,052		606		(34,677)		(423,631)		608,371
Balance as of ending of year (in shares) at Dec. 31, 2021 | shares	267,897,667	267,897,667
Balance as of ending of year, Treasury Stock (in shares) at Dec. 31, 2021 | shares			(45,000)	(45,000)
Balance as of ending of year, Treasury Stock at Dec. 31, 2021			¥ (164)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)											109,819		109,819
Share-based compensation (Note 14)					13,044								13,044
Appropriation to statutory reserves (Note 17)							7,361				(7,361)
Foreign currency translation adjustment									45,174				45,174
Repurchase of ordinary shares (Note 13)			¥ (6,959)										(6,959)
Repurchase of ordinary shares (Note 13) (in shares) | shares			(2,139,920)	(2,139,920)
Exercise of share-based awards (Note 14)	¥ 0				3								3
Exercise of share-based awards (Note 14) (in shares) | shares	9,720	9,720
Balance as of ending of year at Dec. 31, 2022	¥ 185				1,079,099		7,967		10,497		(321,173)		769,452
Balance as of ending of year (in shares) at Dec. 31, 2022 | shares	267,907,387	267,907,387
Balance as of ending of year, Treasury Stock (in shares) at Dec. 31, 2022 | shares			(2,184,920)	(2,184,920)
Balance as of ending of year, Treasury Stock at Dec. 31, 2022			¥ (7,123)										(7,123)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)											180,907		180,907	$ 25,479
Share-based compensation (Note 14)					9,435								9,435
Appropriation to statutory reserves (Note 17)							197				(197)
Foreign currency translation adjustment									7,458				7,458	$ 1,050
Repurchase of ordinary shares (Note 13)			¥ (9,542)										(9,542)
Repurchase of ordinary shares (Note 13) (in shares) | shares			(2,101,370)	(2,101,370)
Exercise of share-based awards (Note 14)	¥ 0				94								¥ 94
Exercise of share-based awards (Note 14) (in shares) | shares	83,690	83,690											83,690	83,690
Balance as of ending of year at Dec. 31, 2023	¥ 185	$ 26			¥ 1,088,628	$ 153,330	¥ 8,164	$ 1,150	¥ 17,955	$ 2,529	¥ (140,463)	$ (19,784)	¥ 957,804	$ 134,904
Balance as of ending of year (in shares) at Dec. 31, 2023 | shares	267,991,077	267,991,077
Balance as of ending of year, Treasury Stock (in shares) at Dec. 31, 2023 | shares			(4,286,290)	(4,286,290)
Balance as of ending of year, Treasury Stock at Dec. 31, 2023			¥ (16,665)	$ (2,347)									¥ (16,665)	$ (2,347)